UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Anthion Management, LLC

Address:    160 Mercer Street
            2nd Floor
            New York, NY 10012

13F File Number: 028-14278

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Brendan McHugh
Title:      Chief Financial Officer
Phone:      (212) 404-6670

Signature, Place and Date of Signing:


/s/ Brendan McHugh              New York, New York             May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:                47

Form 13F Information Table Value Total:          $483,120
                                              (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                      Anthion Management, LLC
                                                           March 31, 2011
COLUMN 1                          COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMNL 7     COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (x1000)   PRN AMT   PRN CALL  DISCRETION   MNGRS  SOLE      SHARED NONE
--------------                 --------------    -----       -------   -------   --- ----  ----------   -----  ----      ------ ----
AEROFLEX HLDG CORP                  COM         007767106    4,427       243,100 SH        SOLE         NONE     243,100
AMERICAN INTL GROUP INC           COM NEW       026874784    1,757        50,000     PUT   SOLE         NONE      50,000
APPLE INC                           COM         037833100   12,134        34,816 SH        SOLE         NONE      34,816
ARTHROCARE CORP                     COM         043136100    5,212       156,342 SH        SOLE         NONE     156,342
ASSURED GUARANTY LTD                COM         G0585R106    3,725       250,000 SH        SOLE         NONE     250,000
ATLAS AIR WORLDWIDE HLDGS IN      COM NEW       049164205    7,698       110,416 SH        SOLE         NONE     110,416
AVIAT NETWORKS INC                  COM         05366Y102    4,290       829,699 SH        SOLE         NONE     829,699
BROADRIDGE FINL SOLUTIONS IN        COM         11133T103    9,076       400,000 SH        SOLE         NONE     400,000
CALIX INC                           COM         13100M509    4,888       240,673 SH        SOLE         NONE     240,673
CHEMTURA CORP                     COM NEW       163893209   12,354       718,261 SH        SOLE         NONE     718,261
CHINACAST EDU CORP                  COM         16946T109    3,536       562,540 SH        SOLE         NONE     562,540
CLEARWIRE CORP NEW                  CL A        18538Q105    5,678     1,015,745 SH        SOLE         NONE   1,015,745
CNO FINL GROUP INC                  COM         12621E103    3,546       472,179 SH        SOLE         NONE     472,179
COVANTA HLDG CORP                   COM         22282E102    8,362       489,561 SH        SOLE         NONE     489,561
CVR ENERGY INC                      COM         12662P108   15,172       655,100 SH        SOLE         NONE     655,100
D R HORTON INC                      COM         23331A109    3,204       275,000 SH        SOLE         NONE     275,000
DEX ONE CORP                        COM         25212W100      973       201,060 SH        SOLE         NONE     201,060
DIRECTV                           COM CL A      25490A101   22,305       476,595 SH        SOLE         NONE     476,595
HARTFORD FINL SVCS GROUP INC        COM         416515104   12,238       454,420 SH        SOLE         NONE     454,420
HARTFORD FINL SVCS GROUP INC        COM         416515104   18,851       700,000     CALL  SOLE         NONE     700,000
IAC INTERACTIVECORP            COM PAR $.001    44919P508   14,475       468,325 SH        SOLE         NONE     468,325
ICO GLOBAL COMM HLDGS LTD DE        CL A        44930K108      627       235,012 SH        SOLE         NONE     235,012
INTERNATIONAL COAL GRP INC N        COM         45928H106    4,520       400,000 SH        SOLE         NONE     400,000
IRON MTN INC                        COM         462846106   13,273       425,000 SH        SOLE         NONE     425,000
LIBERTY GLOBAL INC               COM SER A      530555101    7,247       175,000 SH        SOLE         NONE     175,000
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708    3,813        49,137 SH        SOLE         NONE      49,137
LIZ CLAIBORNE INC                   COM         539320101    4,847       899,240 SH        SOLE         NONE     899,240
LOWES COS INC                       COM         548661107    4,625       175,000 SH        SOLE         NONE     175,000
MEDNAX INC                          COM         58502B106    3,803        57,100 SH        SOLE         NONE      57,100
METHANEX CORP                       COM         59151K108    6,751       216,170 SH        SOLE         NONE     216,170
MGIC INVT CORP WIS                  COM         552848103    5,734       645,000 SH        SOLE         NONE     645,000
MI DEVS INC                     CL A SUB VTG    55304X104    6,219       214,581 SH        SOLE         NONE     214,581
MOTOROLA SOLUTIONS INC            COM NEW       620076307   42,639       954,100 SH        SOLE         NONE     954,100
OCWEN FINL CORP                   COM NEW       675746309    5,390       489,094 SH        SOLE         NONE     489,094
PLAINS EXPL& PRODTN CO              COM         726505100   11,139       307,459 SH        SOLE         NONE     307,459
REALD INC                           COM         75604L105   12,300       449,575 SH        SOLE         NONE     449,575
ROCK-TENN CO                        CL A        772739207   11,777       169,815 SH        SOLE         NONE     169,815
SAUER-DANFOSS INC                   COM         804137107    5,606       110,076 SH        SOLE         NONE     110,076
SELECT SECTOR SPDR TR           SBI INT-FINL    81369Y605   15,571       950,000     PUT   SOLE         NONE     950,000
SKECHERS U S A INC                  CL A        830566105   10,131       493,249 SH        SOLE         NONE     493,249
SMURFIT-STONE CONTAINER CORP        COM         83272A104   73,210     1,894,187 SH        SOLE         NONE   1,894,187
SPDR S&P 500 ETF TR               TR UNIT       78462F103   26,518       200,000     PUT   SOLE         NONE     200,000
SUNPOWER CORP                     COM CL A      867652109      857        50,000 SH        SOLE         NONE      50,000
SUNSTONE HOTEL INVS INC NEW         COM         867892101    5,847       573,792 SH        SOLE         NONE     573,792
VALEANT PHARMACEUTICALS INTL        COM         91911K102   20,248       406,512 SH        SOLE         NONE     406,512
VISTEON CORP                      COM NEW       92839U206    3,125        50,000 SH        SOLE         NONE      50,000
XEROX CORP                          COM         984121103    3,402       319,424 SH        SOLE         NONE     319,424

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